Leases (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Operating leases
Operating leases right-of-use	$ 3,615
Current operating lease liabilities	1,399
Non current operating lease liabilities	2,140
Total operating lease liabilities	$ 3,539